CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	$ 66,739	$ 59,251	$ 221,337
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	83,291	96,708	56,084
Depreciation and amortization	11,951	10,978	8,626
Stock-based compensation expense	3,935	3,084	2,799
Pension (income) expense	(1,349)	2,011	914
Net amortization of premiums/accretion of discounts on investment securities	5,224	998	1,148
Gains on sales of investments securities	(2,541)	0	(3,349)
Income (loss) on trading securities	0	30	(139)
Gain on acquisition	0	0	(342,494)
Originations of loans held for sale	(157,825)	(166,333)	(141,697)
Net gains from sales of loans held for sale	(4,258)	(4,632)	(1,196)
Proceeds from sales of loans held for sale	166,541	146,029	138,633
Deferred income taxes	(14,463)	(11,460)	116,399
(Increase) decrease in interest receivable	(1,438)	8,584	(7,424)
Increase in cash surrender value of life insurance	(805)	(3,819)	(3,586)
Decrease (increase) in prepaid expenses	6,230	4,832	(17,721)
Decrease in indemnification asset	49,639	64,759	349
(Increase) Decrease in accrued expenses	(17,422)	7,828	26,187
(Decrease) increase in interest payable	(1,853)	757	(1,274)
Contribution to pension plan	0	(60,000)	(30,800)
Other	11,482	25,410	16,657
Net cash provided by operating activities	203,078	185,015	39,453
Investing activities
Proceeds from sales of investment securities available-for-sale	165,153	0	152,751
Proceeds from calls, paydowns and maturities of securities available-for-sale	342,973	168,385	185,308
Purchases of securities available-for-sale	(1,027,754)	(618,978)	(113,151)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	12,002	1,288	708
Purchases of securities held-to-maturity	0	(577)	(248)
Net (increase) decrease in interest-bearing deposits with other banks	(198,446)	85,065	(262,017)
Net (increase) decrease in loans and leases, excluding covered loans	(53,946)	24,746	(214,531)
Net decrease in covered assets	340,877	374,532	150,185
Proceeds from disposal of other real estate owned	40,994	14,168	5,665
Purchases of premises and equipment	(23,541)	(22,789)	(13,180)
Net cash acquired from acquisition	620,640	0	285,562
Net cash proceeds received from FDIC-assisted transactions	0	0	967,391
Net cash provided by investing activities	218,952	25,840	1,144,443
Financing activities
Net increase in total deposits	(310,029)	(204,391)	(536,669)
Net increase (decrease) in short-term borrowings	39,589	22,412	(372,103)
Payments on long-term borrowings	(52,308)	(255,486)	(107,103)
Redemption of other long-term debt	(20,620)	0	0
Cash dividends paid on common stock	(35,312)	(22,490)	(19,024)
Cash dividends paid on preferred stock	0	(1,100)	(3,578)
Redemption of preferred stock	0	(80,000)	0
Issuance of common stock, net of issuance costs	0	91,224	97,985
Proceeds from exercise of stock options	63	272	0
Excess tax benefit on share-based compensation	259	535	(189)
Net cash used in financing activities	(378,358)	(449,024)	(940,681)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	43,672	(238,169)	243,215
Cash and cash equivalents at beginning of period	105,981	344,150	100,935
Cash and cash equivalents at end of period	149,653	105,981	344,150
Supplemental disclosures
Interest paid	46,774	67,235	58,519
Income taxes paid	60,438	45,665	16,485
Acquisition of other real estate owned through foreclosure	53,865	50,714	19,052
Issuance of restricted stock awards	4,188	4,719	2,418
Branch Acquisitions [Member]
Acquisitions
Assets acquired	765,125	0	79,101
Liabilities assumed	808,355	0	84,641
Goodwill	43,230	0	5,540
Peoples Agreement [Member]
Acquisitions
Assets acquired	0	0	566,642
Liabilities assumed	0	0	584,661
Goodwill	0	0	18,019
Irwin Agreements [Member]
Acquisitions
Assets acquired	0	0	3,230,376
Liabilities assumed	0	0	2,887,882
Bargain purchase gain	$ 0	$ 0	$ 342,494